Note 6 - Leases - Future Operating Lease Payments (Details) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
2023	$ 963,323
2024	986,482
2025	1,010,199
2026	395,242
2027	404,135
Thereafter	1,783,435
Total future lease payments	5,542,816
Less: imputed interest	844,174
Total operating lease liabilities	4,698,642
Current	755,125	$ 500,284
Lease liability – operating leases	$ 3,943,517	$ 1,690,716